CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 954	$ 303,298	$ (3,998)	$ (1,254)	$ (197,027)	$ 101,973
Balance, shares at Dec. 31, 2022	37,370,043
Exercise of share options and restricted share units	$ 27	(27)	0	0	0	0
Exercise of share options and restricted share units, shares	1,006,896
Share-based compensation	$ 0	8,857	0	0	0	8,857
Other comprehensive income	0	0	0	1,737	0	1,737
Net loss	0	0	0	0	(62,804)	(62,804)
Balance at Dec. 31, 2023	$ 981	312,128	(3,998)	483	(259,831)	49,763
Balance, shares at Dec. 31, 2023	38,376,939
Exercise of share options and restricted share units	$ 31	(30)	0	0	0	1
Exercise of share options and restricted share units, shares	1,154,054
Share-based compensation	$ 0	6,040	0	0	0	6,040
Other comprehensive income	0	0	0	(126)	0	(126)
Net loss	0	0	0	0	(5,869)	(5,869)
Balance at Dec. 31, 2024	$ 1,012	318,138	(3,998)	357	(265,700)	$ 49,809
Balance, shares at Dec. 31, 2024	39,530,993					39,530,993
Issuance of share capital	$ 206	52,099				$ 52,305
Issuance of share capital, shares	5,750,000
Exercise of share options and restricted share units	$ 63	175	0	0	0	238
Exercise of share options and restricted share units, shares	3,364,289
Share-based compensation	$ 0	5,018	0	0	0	5,018
Other comprehensive income	0	0	0	2,275	0	2,275
Net loss	0	0	0	0	3,705	3,705
Balance at Dec. 31, 2025	$ 1,281	$ 375,430	$ (3,998)	$ 2,632	$ (261,995)	$ 113,350
Balance, shares at Dec. 31, 2025	48,645,282					48,645,282